Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Line Items]
Effective income tax rate reconciliation, percent	0.00%	0.00%	0.00%	(1.00%)
Effective income tax rate reconciliation, at federal statutory income rate	21.00%		21.00%	21.00%
IKENA ONCOLOGY INC
Income Taxes [Line Items]
Valuation allowance increased amount			$ 10,500	$ 41,200
Income tax returns years open and subject to examination			2022 2023 2024
Beginning balance adjustment				$ 927
Unrecognized tax benefits, if recognized, would impact effective tax rate			$ 1,000
Effective income tax rate reconciliation, percent			(0.30%)	0.20%
Effective income tax rate reconciliation, at federal statutory income rate			21.00%	21.00%
Pionyr Immunotherapeutics, Inc | IKENA ONCOLOGY INC
Income Taxes [Line Items]
Beginning balance adjustment				$ 900
Maximum
Income Taxes [Line Items]
Operating Loss Carryforwards, Valuation Allowance			$ 4,000	$ 10,000
Federal | IKENA ONCOLOGY INC
Income Taxes [Line Items]
Operating loss carryforwards			$ 191,500
Operating loss carryforwards expiration begin year			2037
Federal | Research and Development Tax Credit Carryforwards | IKENA ONCOLOGY INC
Income Taxes [Line Items]
Tax credit carryforwards amount			$ 13,100
Tax credit carryforwards begin to expire			2025
Federal | Subject to Expiration | IKENA ONCOLOGY INC
Income Taxes [Line Items]
Operating loss carryforwards			$ 700
State | IKENA ONCOLOGY INC
Income Taxes [Line Items]
Operating loss carryforwards expiration begin year			2039
State | Research and Development Tax Credit Carryforwards | IKENA ONCOLOGY INC
Income Taxes [Line Items]
Tax credit carryforwards amount			$ 3,200
Tax credit carryforwards begin to expire			2025
State | Subject to Expiration | IKENA ONCOLOGY INC
Income Taxes [Line Items]
Operating loss carryforwards			$ 205,500